Income taxes	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Income taxes

Note 19	Income taxes

Total income taxes

$ millions, for the year ended October 31	2019	2018 (1)	2017
Consolidated statement of income
Provision for current income taxes
Adjustments for prior years	$(1 25)	$(39)	$(19)
Current income tax expense	1, 36 5	1,392	1,160
	1,240	1,353	1,141
Provision for deferred income taxes
Adjustments for prior years	107	32	6
Effect of changes in tax rates and laws	34	87	3
Origination and reversal of temporary differences	(33)	(50)	12
	108	69	21
	1,348	1,422	1,162
OCI	22	42	166
Total comprehensive income	$1,370	$1,464	$1,328

(1)
Excludes loss carryforwards that were recognized directly in retained earnings relating to foreign exchange translation amounts on CIBC’s net investment in foreign operations. These amounts were previously reclassified to retained earnings as part of our transition to IFRS in 2012.

Components of income tax

$ millions, for the year ended October 31	2019	2018	2017
Current income taxes
Federal	$634	$686	$683
Provincial	428	467	451
Foreign	226	188	127
	1,288	1,341	1,261
Deferred income taxes
Federal	30	54	52
Provincial	20	36	33
Foreign	3 2	33	(18)
	8 2	123	67
	$1,3 70	$1,464	$1,328
The combined Canadian federal and provincial income tax rate varies each year according to changes in the statutory rates imposed by each of these jurisdictions, and according to changes in the proportion of our business carried out in each province. We are also subject to Canadian taxation on income of foreign branches.
Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.
The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:
Reconciliation of income taxes

$ millions, for the year ended October 31	2019		2018		2017
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,718	26.5%	$1,777	26.5%	$1,558	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(214)	(3.3)	(220)	(3.3)	(137)	(2.3)
Tax-exempt income	(131)	(2.0)	(203)	(3.0)	(219)	(3.7)
Disposition	–	–	(1)	–	(26)	(0.4)
Changes in income tax rate on deferred tax balances	34	0.5	88	1.3	3	–
Impact of equity-accounted income	(23)	(0.4)	(29)	(0.4)	(25)	(0.4)
Other (including Enron settlement)	(36)	(0.5)	10	0.1	8	0.1
Income taxes in the consolidated statement of income	$1,348	20.8%	$1,422	21.2%	$1,162	19.8%

Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Buildings and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other (2)	Total assets
2019	Balance at beginning of year before accounting policy changes	$298	$12	$437	$16	$66	$38	$127	$994
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	3	3
	Balance at beginning of year after accounting policy changes	298	12	437	16	66	38	130	997
	Recognized in net income	(124)	14	46	3	(32)	(14)	20	(87)
	Recognized in OCI	–	–	83	–	(50)	–	–	33
	Other (3)	(4)	21	1	1	17	–	7	43
	Balance at end of year	$170	$47	$567	$20	$1	$24	$157	$986
2018	Balance at beginning of year under IAS 39	$245	$69	$559	$47	$124	$18	$107	$1,169
	Impact of adopting IFRS 9 at November 1, 2017	7	–	–	–	20	–	–	27
	Balance at beginning of year under IFRS 9	252	69	559	47	144	18	107	1,196
	Recognized in net income	31	(53)	(45)	(31)	(60)	20	22	(116)
	Recognized in OCI	1	–	(87)	–	(1)	–	–	(87)
	Other (3)	14	(4)	10	–	(17)	–	(2)	1
	Balance at end of year	$298	$12	$437	$16	$66	$38	$127	$994
2017	Balance at beginning of year	$227	$88	$520	$31	$25	$70	$117	$1,078
	Recognized in net income	2	(14)	19	15	(26)	(49)	3	(50)
	Recognized in OCI	–	–	(49)	–	19	–	–	(30)
	Acquisitions	14	–	86	–	111	–	10	221
	Other (3)	2	(5)	(17)	1	(5)	(3)	(23)	(50)
	Balance at end of year	$245	$69	$559	$47	$124	$18	$107	$1,169

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Buildings and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Foreign currency	Other	Total liabilities
2019	Balance at beginning of year before accounting policy changes	$(287)	$(47)	$(11)	$(85)	$(12)	$–	$6	$(436)
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	(5)	(5)
	Balance at beginning of year after accounting policy changes	(287)	(47)	(11)	(85)	(12)	–	1	(441)
	Recognized in net income	(16)	(12)	(1)	(1)	(4)	–	13	(21)
	Recognized in OCI	–	–	(6)	–	–	–	(1)	(7)
	Other (3)	(12)	(9)	9	2	(9)	–	(19)	(38)
	Balance at end of year	$(315)	$(68)	$(9)	$(84)	$(25)	$–	$(6)	$(507)
2018	Balance at beginning of year under IFRS 9 (4)	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
	Recognized in net income	53	–	3	1	3	–	(13)	47
	Recognized in OCI	–	–	(3)	–	(2)	–	13	8
	Other (3)	(11)	5	(1)	7	4	1	(24)	(19)
	Balance at end of year	$(287)	$(47)	$(11)	$(85)	$(12)	$–	$6	$(436)
2017	Balance at beginning of year	$(158)	$(45)	$(8)	$(88)	$(54)	$24	$1	$(328)
	Recognized in net income	(19)	(3)	1	(5)	36	–	19	29
	Recognized in OCI	–	–	(5)	–	(13)	–	2	(16)
	Acquisitions	(143)	(7)	–	–	–	–	–	(150)
	Other (3)	(9)	3	2	–	14	(25)	8	(7)
	Balance at end of year	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
Net deferred tax assets as at October 31, 2019									$479
Net deferred tax assets as at October 31, 2018									$558
Net deferred tax assets as at October 31, 2017									$697

(1)
The tax loss carryforwards include $22 million (2018: $38 million; 2017: $18 million) that relate to operating losses (of which $1 million relate to Canada, $18 million relate to the U.S., and $3 million relate to the Caribbean) that expire in various years commencing in 2020, and $2 million (2018: nil, 2017: nil) that relate to U.S. capital losses that expire in 2024.

(2)	Certain information has been restated to conform to the presentation adopted in the current year.
(3)	Includes foreign currency translation adjustments.
(4)	Transition impact from the adoption of IFRS 9 at November 1, 2017 was nil.

Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated bal
a
nce sheet. As a result, the net deferred tax assets of $479 million (2018: $558 million) are presented in the consolidated balance sheet as deferred tax assets of $517 million (2018: $601 million) and deferred tax liabilities of $38 million (2018: $43 million).
Unrecognized tax losses
The amount of unused operating tax losses for which deferred tax assets have not been recognized was $1,908 million as at October 31, 2019 (2018: $1,051 million), of which $
669
million relates to the U.S. region and $1,239 million (2018: $1,051 million) relates to the Caribbean region. These unused operating tax losses expire within 10 years.
The a
mou
nt of unused capital tax losses for which deferred tax assets have not been recognized was $611 million as at October 31, 2019 (2018: $614 million). These unused capital tax losses relate to Canada.
U.S. Tax Reforms
On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (U.S. tax reforms), which reduced the U.S. federal corporate income tax rate to 21% effective January 1, 2018, resulting in a significant decrease in CIBC’s U.S. deferred tax assets in the first quarter of 2018. The U.S. tax reforms introduced other important changes to U.S. corporate income tax laws including the creation of a new Base Erosion Anti-abuse Tax (BEAT) that subjects certain payments from a U.S. corporation to foreign related parties to additional taxes.
In December 2018 and 2019, the Internal Revenue Service released proposed and final regulations to implement certain aspects of the U.S. tax reforms, including BEAT. CIBC continues to evaluate the impact of these regulations on our U.S. operations.
Enron
In prior years, the Canada Revenue Agency (CRA) issued reassessments disallowing the deduction of approximately $3 billion of the 2005 Enron settlement payments and related legal expenses (the “Enron expenses”). In January 2019, CIBC entered into a settlement agreement (the “Agreement”) with the CRA that provides certainty with respect to the portion of the Enron expenses that are deductible in Canada. The impact of this Agreement resulted in the recognition of a net $38 million tax recovery in the first quarter of 2019. This recovery was determined after taking into account the portion of the Enron expenses that we expect to deduct in the United States, but which has not yet been agreed to by the Internal Revenue Service, and the taxable refund interest that we expect to collect from the CRA upon the reassessment of certain prior year tax returns in accordance with the Agreement. It is possible that adjustments may be required to the amount of the tax benefits recognized in the United States.
Dividend Received Deduction
In prior years, the CRA reassessed CIBC approximately $527 million of additional income tax by denying the tax deductibility of certain 2011 to 2013 Canadian corporate dividends on the basis that they were part of a “dividend rental arrangement”. In March 2018, CIBC filed a Notice of Appeal with the Tax Court of Canada with respect to the 2011 taxation year. The matter is now in litigation. The circumstances of the dividends subject to the reassessments are similar to those prospectively addressed by the rules in the 2015 and 2018 Canadian federal budgets. In May 2019, the CRA reassessed CIBC in respect of the 2014 taxation year for approximately $273 million of additional income tax. It is possible that subsequent years may be reassessed for similar activities. CIBC is confident that its tax filing positions were appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.